SUBSEQUENT EVENTS - GUC Contingent Value Rights (Details) - Subsequent Event	Jan. 23, 2024 USD ($) day shares
Subsequent Event [Line Items]
CVR, amount payable, maximum amount | $	$ 43,333,333.33
CVR, weighted average price period	60 days
GUC Contingent Value Right
Subsequent Event [Line Items]
Contingent value rights, Payable term, period following testing date	45 days
GUC contingent value rights , weighted average closing price, threshold period, prior to testing | day	60
GUC contingent value rights , weighted average closing price, threshold period | day	20
CVR, weighted average price period	30 days
Contingent value rights, testing period	18 months
Common Stock
Subsequent Event [Line Items]
Stock issued during period (in shares) | shares	176,266,782
Common Stock | GUC Contingent Value Right
Subsequent Event [Line Items]
CVR, amount payable, maximum amount | $	$ 7,100,000
Common Stock | Holders of Allowed General Unsecured Claims
Subsequent Event [Line Items]
Stock issued during period (in shares) | shares	20,232,308
Stock issued during period | $	$ 101,584,257
Common Stock
Subsequent Event [Line Items]
Stock issued during period (in shares) | shares	176,266,782